MADISON FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300; Fax: 608.663.9010

March 6, 2014

BY EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:	Madison Funds (SEC File Nos. 333-29511; 811-08261)
Ladies and Gentlemen:
Filed herewith via EDGAR is Post-Effective Amendment No. 51 to the Madison Funds’ Form N-1A Registration Statement. The purpose of this filing is to register five new series of shares; namely, four Target Date Funds and one International Fund.
With regard to the four Target Date Funds, while these funds will be new, upon inception of operations of these funds, we plan to “seed” these funds with assets held by the corresponding target date funds in the Ultra Series Fund family of funds. The Ultra Series target date funds will rely on Section 12(d)(1)(E) in order to make these investments, and the underlying Madison Funds will rely on their fund-of-funds exemptive order to, themselves, make investments in other investment companies.
With regard to the International Fund, this fund is being created to acquire the assets of another, unaffiliated fund. The name of the other fund is not provided in this filing, as the transaction has not yet been publicly announced.
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Please contact me at the telephone number listed above should you have comments or questions regarding the Registration Statement.

Respectfully submitted,

/s/ Pamela M. Krill

Pamela M. Krill
General Counsel and Chief Legal Officer